SUMMARY PROSPECTUS

Lord Abbett Calibrated Dividend Growth Fund

APRIL 1, 2019

CLASS/TICKER
CLASS A	LAMAX	CLASS I	LAMYX	CLASS R4	LAMSX
CLASS C	LAMCX	CLASS P	LAMPX	CLASS R5	LAMTX
CLASS F	LAMFX	CLASS R2	LAMQX	CLASS R6	LAMHX
CLASS F3	LRMAX	CLASS R3	LAMRX

Important Information:
Intent to adopt alternate shareholder report delivery
option under SEC Rule 30e-3

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Funds at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund at www.lordabbett.com/documentsandliterature. You can also get this information at no cost by calling 888-522-2388 (Option #2) or by sending an email request to literature@lordabbett.com. The current prospectus and statement of additional information dated April 1, 2019, as may be supplemented from time to time, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek current income and capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 68 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees(1) (Fees paid directly from your investment)

Class	A	C	F, F3, I, P, R2, R3, R4, R5, and R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(2)	1.00%(3)	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	F	F3	I	P

Management Fees	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%

Distribution and Service (12b-1) Fees	0.25%	1.00%	0.10%	None	None	0.45%

Other Expenses	0.16%	0.16%	0.16%	0.08%	0.16%	0.16%

Total Annual Fund Operating Expenses	0.95%	1.70%	0.80%	0.62%	0.70%	1.15%

Fee Waiver and/or Expense Reimbursement	None	None	(0.10)%(4)	None	None	None

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%	1.70%	0.70%(4)	0.62%	0.70%	1.15%

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

Annual Fund Operating Expenses (continued) (Expenses that you pay each year as a percentage of the value of your investment)

Class	R2	R3	R4	R5	R6

Management Fees	0.54%	0.54%	0.54%	0.54%	0.54%

Distribution and Service (12b-1) Fees	0.60%	0.50%	0.25%	None	None

Other Expenses	0.16%	0.16%	0.16%	0.16%	0.08%

Total Annual Fund Operating Expenses	1.30%	1.20%	0.95%	0.70%	0.62%

Fee Waiver and/or Expense Reimbursement	None	None	None	None	None

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%	1.20%	0.95%	0.70%	0.62%

(1)

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

(2)

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(3)	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
(4)

For the period from April 1, 2019 through March 31, 2020, Lord Abbett Distributor LLC has contractually agreed to waive the Fund’s 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

Class	If Shares Are Redeemed				If Shares Are Not Redeemed

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class A Shares	$666	$860	$1,070	$1,674	$666	$860	$1,070	$1,674

Class C Shares	$273	$536	$923	$2,009	$173	$536	$923	$2,009

Class F Shares	$72	$245	$434	$980	$72	$245	$434	$980

Class F3 Shares	$63	$199	$346	$774	$63	$199	$346	$774

Class I Shares	$72	$224	$390	$871	$72	$224	$390	$871

Class P Shares	$117	$365	$633	$1,398	$117	$365	$633	$1,398

Class R2 Shares	$132	$412	$713	$1,568	$132	$412	$713	$1,568

Class R3 Shares	$122	$381	$660	$1,455	$122	$381	$660	$1,455

Class R4 Shares	$97	$303	$525	$1,166	$97	$303	$525	$1,166

Class R5 Shares	$72	$224	$390	$871	$72	$224	$390	$871

Class R6 Shares	$63	$199	$346	$774	$63	$199	$346	$774

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in the equity securities of large and mid-sized companies that the Fund’s portfolio management team believes have potential for long-term total return resulting from their earnings growth and a record of consistent increases in their dividends over time. In particular, the Fund focuses on large and mid-sized companies that have a ten-year history of dividend issuance and growth, which represents a narrow investable universe. The Fund’s portfolio management team uses fundamental research and quantitative analysis to select the Fund’s investments. The Fund may invest in companies of any size, but expects to invest primarily in companies having a market capitalization at the time of purchase of at least $500 million.

The Fund may invest up to 10% of its net assets in securities of foreign companies, including emerging market companies and American Depositary Receipts (“ADRs”). The Fund defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges. Because ADRs represent exposure to foreign companies, the Fund deems them to be foreign investments even though they trade on U.S. exchanges. Foreign securities may be

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

denominated in the U.S. dollar or other currencies. The Fund’s principal investments include the following types of securities and other financial instruments:

•

Equity securities of large and mid-sized companies. The Fund may invest in any security that represents equity ownership in a company. Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, and other instruments with similar characteristics. The Fund considers equity securities to include warrants, rights offerings, convertible securities, and other investments that are convertible or exercisable into the equity securities described above.

•

Dividend-paying securities issued by companies that pay out a portion of their profits to shareholders instead of reinvesting all their profits in their businesses. Companies which grow their dividends in a consistent manner show an ability to manage and grow their businesses through economic cycles. The portfolio management team believes the equity securities of these companies have the potential for investment return because they are often underpriced or undervalued according to certain financial measurements of intrinsic worth or business prospects.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective. The Fund may, however, deviate entirely from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Investment Strategy Risk: If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or strategies, even in a favorable market. In addition, the

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

Fund’s strategy of focusing on the relatively narrow market segment of dividend-paying companies means the Fund will be more exposed to risks associated with that particular market segment than a fund that invests more widely.

•

Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, political developments and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

•

Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

•

Dividend Risk: Securities of dividend-paying companies that meet the Fund’s investment criteria may not be widely available, limiting the Fund’s ability to produce current income and increasing the volatility of the Fund’s returns. At times, the performance of dividend-paying companies may lag the performance of other companies or the broader market as a whole. In addition, the dividend payments of the Fund’s portfolio companies may vary over time, and there is no guarantee that a company will pay a dividend at all.

•

Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the dynamic components of the Fund’s benchmark or portfolio management team’s perception of investment opportunities. If the Fund overweights a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

•

Large Company Risk: As compared to smaller successful companies, larger, more established companies may be less able to respond quickly to certain market developments and may have slower rates of growth. Large companies also may fall out of favor relative to smaller companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Mid-Sized Company Risk: Investments in mid-sized companies may involve greater risks than investments in larger, more established companies. As compared to larger companies, mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

established markets. Accordingly, securities of mid-sized companies tend to be more sensitive to changing economic, market and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

•

Value Investing Risk: The prices of value stocks may lag the stock market for long periods of time if the market fails to recognize the company’s intrinsic worth. Value investing also is subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced.

•

Growth Investing Risk: The Fund may use a growth investing style, which may be out of favor or may not produce favorable results over short or longer time periods. In addition, growth stocks tend to be more volatile than value stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stocks’ prices typically fall.

•

Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered generally riskier than investments in more developed markets because such markets tend to develop unevenly and may never fully develop. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.
•

Foreign Currency Risk: Investments in securities that are denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time.

•

Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Effective September 27, 2012, the Fund implemented its present dividend-oriented equity strategy. Performance for earlier periods reflects the Fund’s prior strategy of investing in a mix of equity and fixed income securities.

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

Bar Chart (per calendar year) — Class A Shares

Best Quarter 3rd Q ’09 +12.47%	Worst Quarter 3rd Q ’11 -13.93%

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

Average Annual Total Returns (for the periods ended December 31, 2018)

Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance

Class A Shares

Before Taxes	-10.21%	6.04%	10.60%	–

After Taxes on Distributions	-12.12%	3.39%	8.79%	–

After Taxes on Distributions and Sale of Fund Shares	-4.78%	4.23%	8.34%	–

Class C Shares	-6.34%	6.50%	10.47%	–

Class F Shares	-4.46%	7.50%	11.49%	–

Class F3 Shares	-4.43%	–	–	5.33%	4/4/2017

Class I Shares	-4.52%	7.57%	11.57%	–

Class P Shares	-4.91%	7.09%	11.08%	–

Class R2 Shares	-5.08%	6.92%	10.93%	–

Class R3 Shares	-4.94%	7.05%	11.03%	–

Class R4 Shares	-4.80%	–	–	7.91%	6/30/2015

Class R5 Shares	-4.52%	–	–	8.17%	6/30/2015

Class R6 Shares	-4.42%	–	–	8.30%	6/30/2015

Index

S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	-4.38%	8.49%	13.12%	7.92% 5.58%	6/30/2015 4/4/2017

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers.

Portfolio Manager/Title	Member of the Portfolio Management Team Since

Walter H. Prahl, Partner and Director	2012

Marc Pavese, Partner and Portfolio Manager	2012

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

PURCHASE AND SALE OF FUND SHARES

The minimum initial and additional amounts shown below vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. For Class I shares, the minimum investment shown below applies to certain types of institutional investors, but does not apply to registered investment advisers or retirement and benefit plans otherwise eligible to invest in Class I shares. Class P shares are closed to substantially all new investors. See “Choosing a Share Class – Investment Minimums” in the prospectus for more information.

Investment Minimums — Initial/Additional Investments

Class	A and C(1)	F, P, R2, R3, R4, R5, and R6	F3	I

General and IRAs without Invest-A-Matic Investments	$1,000/No minimum	N/A	No minimum	$1 million/No minimum

Invest-A-Matic Accounts(2)	$250/$50	N/A	No minimum	N/A

IRAs, SIMPLE and SEP Accounts with Payroll Deductions	No minimum	N/A	N/A	N/A

Fee-Based Advisory Programs and Retirement and Benefit Plans	No minimum	No minimum	No minimum	No minimum

(1)

There is no investment minimum for Class A shares purchased by investors maintaining an account with a financial intermediary that has entered into an agreement with Lord Abbett Distributor LLC to offer Class A shares through a load-waived network or platform, which may or may not charge transaction fees.

(2)	There is no minimum initial investment for Invest-A-Matic accounts held directly with the Fund, including IRAs.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary on any business day the Fund calculates its net asset value (“NAV”). If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

A Fund’s distributions, if any, generally are taxable to you as ordinary income, capital gains or a combination of the two, unless you are a tax-exempt investor or investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. Any withdrawals from such a tax-advantaged arrangement may be taxable to you.

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

SUMMARY – CALIBRATED DIVIDEND GROWTH FUND

NOTES:

Investment Company Act File Number: 811-06650

00217905 CD-7SUM (04/19)